9. Borrowed Funds (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
FHLBB term borrowing, 1.71% fixed rate, due January 28, 2013	$ 0	$ 6,000,000